united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

Counterpoint Quantitative Equity ETF

(CPAI) NYSE

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Counterpoint Quantitative Equity ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint Quantitative Equity ETF	$82	0.75%

How did the Fund perform during the reporting period?

The Fund, a long-only equity strategy targeting exposure to academically validated quantitative factor sources of return in the U.S., launched on November 28, 2023. The Fund utilizes machine learning models to score stocks using a variety of investment factors within the U.S. universe. The Fund’s benchmark is the S&P 1000 Index, reflective of the Fund’s persistent expected exposure to small- and midcap U.S. stocks. The Fund exceeded performance of its benchmark, returning 18.16% vs. 5.34% for the S&P 1000 Index. This return can largely be attributed to security selection effects despite a challenging environment for U.S. factor investing strategies.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint Quantitative Equity ETF - NAV
S&P 1000® Index
$20,000
$15,000
$10,000
$5,000
$0
$15,847
$13,121
11/28/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
03/31/25
06/30/25
09/30/25

	Counterpoint Quantitative Equity ETF - NAV	S&P 1000® Index
11/28/23	$10,000	$10,000
12/31/23	$10,722	$11,093
03/31/24	$11,923	$11,939
06/30/24	$12,491	$11,540
09/30/24	$13,412	$12,456
12/31/24	$13,786	$12,462
03/31/25	$13,444	$11,590
06/30/25	$14,935	$12,301
09/30/25	$15,847	$13,121

Average Annual Total Returns

	1 Year	Since Inception (November 28, 2023)
Counterpoint Quantitative Equity ETF - NAV	18.16%	28.41%
S&P 1000® Index	5.34%	15.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$115,550,502
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$304,389
Portfolio Turnover	324%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 25.8%
Industrials 14.1%
Communications 13.8%
Consumer Staples 12.1%
Health Care 10.1%
Consumer Discretionary 9.9%
Materials 8.0%
Energy 4.0%
Utilities 1.9%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	1.9%
Energy	4.0%
Materials	8.0%
Consumer Discretionary	9.9%
Health Care	10.1%
Consumer Staples	12.1%
Communications	13.8%
Industrials	14.1%
Technology	25.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
TreeHouse Foods, Inc.	2.1%
AMN Healthcare Services, Inc.	2.1%
Resideo Technologies, Inc.	2.1%
Western Digital Corporation	2.1%
Seagate Technology Holdings PLC	2.1%
Vestis Corporation	2.0%
Micron Technology, Inc.	2.0%
Corning, Inc.	2.0%
Aveanna Healthcare Holdings, Inc.	2.0%
Extreme Networks, Inc.	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's prospectus, which we expect to be available by February 1, 2026 or upon request at 1-844-509-2775.

Effective October 30, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the NYSE.

Counterpoint Quantitative Equity ETF

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-CPAI

Counterpoint High Yield Trend ETF

(HYTR) NYSE

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Counterpoint High Yield Trend ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint High Yield Trend ETF	$61	0.60%

How did the Fund perform during the reporting period?

The Fund began the fiscal year targeting 100% allocation to high yield fixed income markets and remained 100% “risk-on” until April 2025, when downside volatility in U.S. markets prompted the Fund to reduce exposure to high yield markets. The Fund scaled down to as low as a 20% exposure to high yield in mid-April (80% exposure to Treasuries), then quickly resumed 100% exposure to high yield at the end of the month. Exposure to higher-yielding fixed income securities drove outperformance of the Fund relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint High Yield Trend ETF - NAV
CP High Yield Trend Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,494
$11,016
$10,355
01/21/20
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24
09/30/25

	Counterpoint High Yield Trend ETF - NAV	CP High Yield Trend Index	Bloomberg U.S. Aggregate Bond Index
01/21/20	$10,000	$10,000	$10,000
09/30/20	$9,427	$9,467	$10,590
09/30/21	$10,191	$10,300	$10,495
09/30/22	$9,049	$9,199	$8,963
09/30/23	$9,302	$9,561	$9,021
09/30/24	$10,541	$10,918	$10,065
09/30/25	$11,016	$11,494	$10,355

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 21, 2020)
Counterpoint High Yield Trend ETF - NAV	4.51%	3.16%	1.71%
CP High Yield Trend Index	5.28%	3.96%	2.48%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	0.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$189,026,022
Number of Portfolio Holdings	4
Advisory Fee (net of waivers)	$410,998
Portfolio Turnover	278%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.3%
Money Market Funds	7.7%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
99.8%
Collateral for Securities Loaned
8.3%
Liabilities in Excess of Other Assets
-8.1%

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Collateral for Securities Loaned	8.3%
Fixed Income	99.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	39.9%
SPDR Bloomberg High Yield Bond ETF	30.0%
iShares iBoxx $ High Yield Corporate Bond ETF	29.9%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's prospectus, which we expect to be available by February 1, 2026 or upon request at 1-844-509-2775.

Effective October 30, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the NYSE.

Counterpoint High Yield Trend ETF

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-HYTR

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$36,000
2024	$36,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$8,000
2024	$8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2025 and September 30, 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark H. Taylor, Mr. John Palancia, Ms. Patricia Luscombe and Mr. Jeffrey Young.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Counterpoint High Yield Trend ETF

HYTR

Counterpoint Quantitative Equity ETF

CPAI

Annual Financial Statements and Additional Information

September 30, 2025

1-844-509-2775

www.counterpointfunds.com

COUNTERPOINT HIGH YIELD TREND ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
1,994,681	iShares Broad USD High Yield Corporate Bond ETF	$75,359,048
696,972	iShares iBoxx $ High Yield Corporate Bond ETF(a)	56,587,157
577,955	SPDR Bloomberg High Yield Bond ETF(a)	56,633,810
	TOTAL EXCHANGE-TRADED FUNDS (Cost $182,942,004)	188,580,015

	SHORT-TERM INVESTMENTS — 8.3%
	COLLATERAL FOR SECURITIES LOANED - 8.3%
15,684,100	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.09% (Cost $15,684,100)(b),(c)	15,684,100

	TOTAL INVESTMENTS - 108.1% (Cost $198,626,104)	$204,264,115
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%	(15,238,093)
	NET ASSETS - 100.0%	$189,026,022

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $15,341,837.
(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $15,684,100 at September 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	APPAREL & TEXTILE PRODUCTS - 2.0%
20,658	Tapestry, Inc.	$2,338,899

	AUTOMOTIVE - 2.0%
172,018	Garrett Motion, Inc.	2,342,885

	BEVERAGES - 2.0%
34,377	Monster Beverage Corporation(a)	2,313,916

	CHEMICALS - 2.0%
566,112	Tronox Holdings PLC, Class A	2,275,770

	COMMERCIAL SUPPORT SERVICES - 6.0%
123,818	AMN Healthcare Services, Inc.(a)	2,397,117
106,895	CoreCivic, Inc.(a)	2,175,313
522,317	Vestis Corporation	2,366,096
		6,938,526
	CONSUMER SERVICES - 2.0%
73,260	Laureate Education, Inc.(a)	2,310,620

	ELECTRIC UTILITIES - 1.9%
221,368	XPLR Infrastructure, L.P.	2,251,313

	ELECTRICAL EQUIPMENT - 2.0%
78,267	Kimball Electronics, Inc.(a)	2,337,053

	ENGINEERING & CONSTRUCTION - 2.0%
35,178	Tutor Perini Corporation(a)	2,307,325

	ENTERTAINMENT CONTENT - 1.9%
16,244	ROBLOX Corporation, Class A(a)	2,250,119

	FOOD - 2.1%
120,062	TreeHouse Foods, Inc.(a)	2,426,453

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 10.1%
264,316	Aveanna Healthcare Holdings, Inc.(a)	$2,344,483
14,798	Cardinal Health, Inc.	2,322,694
7,453	Cencora, Inc.	2,329,286
65,215	Centene Corporation(a)	2,326,871
3,009	McKesson Corporation	2,324,573
		11,647,907
	HOUSEHOLD PRODUCTS - 2.0%
89,636	Helen of Troy Ltd.(a)	2,258,827

	INDUSTRIAL SUPPORT SERVICES - 2.1%
55,341	Resideo Technologies, Inc.(a)	2,389,624

	INTERNET MEDIA & SERVICES - 7.9%
99,938	Groupon, Inc.(a)	2,333,553
60,907	Maplebear, Inc.(a)	2,238,941
1,910	Netflix, Inc.(a)	2,289,937
8,028	VeriSign, Inc.	2,244,388
		9,106,819
	LEISURE FACILITIES & SERVICES - 3.9%
315,111	Bloomin’ Brands, Inc.	2,259,346
169,730	Super Group SGHC Ltd.	2,240,436
		4,499,782
	METALS & MINING - 6.0%
94,235	Kinross Gold Corporation	2,341,741
27,195	Newmont Corporation	2,292,810
93,717	SSR Mining, Inc.(a)	2,288,569
		6,923,120
	OIL & GAS PRODUCERS - 4.0%
71,804	Delek US Holdings, Inc.	2,317,115
65,289	Par Pacific Holdings, Inc.(a)	2,312,536
		4,629,651
	RETAIL - CONSUMER STAPLES - 3.9%
131,778	Albertsons Companies, Inc., Class A	2,307,433

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - CONSUMER STAPLES - 3.9% (Continued)
34,587	Kroger Company (The)	$2,331,509
		4,638,942
	SEMICONDUCTORS - 2.0%
14,046	Micron Technology, Inc.	2,350,177

	SOFTWARE - 9.8%
368,768	Bumble, Inc., Class A(a)	2,245,797
37,534	Calix, Inc.(a)	2,303,462
4,460	Microsoft Corporation	2,310,056
8,161	Oracle Corporation	2,295,200
166,106	Sprout Social, Inc., Class A(a)	2,146,090
		11,300,605
	TECHNOLOGY HARDWARE - 10.3%
15,904	Ciena Corporation(a)	2,316,736
28,619	Corning, Inc.	2,347,617
113,474	Extreme Networks, Inc.(a)	2,343,238
10,092	Seagate Technology Holdings PLC	2,382,317
19,895	Western Digital Corporation	2,388,593
		11,778,501
	TECHNOLOGY SERVICES - 3.8%
38,234	Globant S.A.(a)	2,193,867
162,461	Green Dot Corporation, Class A(a)	2,181,851
		4,375,718
	TELECOMMUNICATIONS - 4.0%
81,781	AT&T, Inc.	2,309,495
47,716	Millicom International Cellular S.A.	2,316,135
		4,625,630
	TOBACCO & CANNABIS - 2.0%
14,084	Philip Morris International, Inc.	2,284,425

	TRANSPORTATION EQUIPMENT - 2.0%
40,788	REV Group, Inc.	2,311,456

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $112,112,065)	$115,214,063

	TOTAL INVESTMENTS - 99.7% (Cost $112,112,065)	$115,214,063
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	336,439
	NET ASSETS - 100.0%	$115,550,502

L.P.	- Limited Partnership
Ltd.	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes to financial statements.

COUNTERPOINT ETFs

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025

	Counterpoint High Yield Trend ETF	Counterpoint Quantitative Equity ETF
ASSETS
Investment securities:
At cost	$198,626,104	$112,112,065
At fair value*	$204,264,115	$115,214,063
Cash	527,342	-
Receivable for securities sold	-	14,361,171
Dividends and interest receivable	35	10,041
Receivable for securities lending	766	-
Prepaid expenses and other assets	3,053	2,109
TOTAL ASSETS	204,795,311	129,587,384

LIABILITIES
Due to custodian	-	13,940,588
Securities lending collateral payable	15,684,100	-
Payable to related parties	345	21,418
Investment advisory fees payable	45,606	33,666
Accrued expenses and other liabilities	39,238	41,210
TOTAL LIABILITIES	15,769,289	14,036,882
NET ASSETS	$189,026,022	$115,550,502

NET ASSETS CONSIST OF:
Paid in capital	$188,535,289	$114,912,178
Accumulated earnings	490,733	638,324
NET ASSETS	$189,026,022	$115,550,502

NET ASSET VALUE PER SHARE:
Net Assets	$189,026,022	$115,550,502
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,625,000	2,930,000
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$21.92	$39.44

*	Includes Securities Loaned $15,341,837; $0

See accompanying notes to financial statements.

COUNTERPOINT ETFs

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	Counterpoint High Yield Trend ETF	Counterpoint Quantitative Equity ETF
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0 and $89,842)	$5,784,065	$1,183,239
Interest	256,664	9,857
Securities lending income	108,173	1,391
TOTAL INVESTMENT INCOME	6,148,902	1,194,487

EXPENSES
Investment advisory fees	535,286	465,893
Administrative services fees	82,158	84,982
Professional fees	40,651	36,612
Trustees fees and expenses	17,496	17,540
Transfer agent fees	16,001	12,804
Printing and postage expenses	12,500	10,546
Compliance officer fees	11,502	14,400
Custodian fees	11,030	15,378
Accounting services fees	10,000	10,001
Insurance expense	3,200	2,499
Other expenses	29,497	29,997
TOTAL EXPENSES	769,321	700,652

Less: Fees waived/expenses reimbursed by the adviser	(124,288)	(161,504)

NET EXPENSES	645,033	539,148

NET INVESTMENT INCOME	5,503,869	655,339

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(3,502,649)	(2,748,907)
In-kind redemptions	80,313	15,260,590
Swap contracts	(182,866)	-
	(3,605,202)	12,511,683
Net change in unrealized appreciation (depreciation) on:
Investments	5,611,291	1,773,207
Foreign currency translations	-	(12)
Swap contracts	(238,236)	-
	5,373,055	1,773,195

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,767,853	14,284,878

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,271,722	$14,940,217

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025	For the Period Ended September 30, 2024 (a)	For the Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$5,503,869	$419,793	$379,368
Net realized gain (loss) on investments and swap contracts	(3,685,515)	159,358	(179,537)
Net realized gain on in-kind redemptions	80,313	320,571	62,506
Net change in unrealized appreciation on investments and swap contacts	5,373,055	82,889	196,089
Net increase in net assets resulting from operations	7,271,722	982,611	458,426

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(5,815,368)	(452,143)	(381,910)
Decrease in net assets resulting from distributions to shareholders	(5,815,368)	(452,143)	(381,910)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	174,511,064	35,000,114	2,117,729
Payments for shares redeemed	(12,434,538)	(15,917,972)	(3,628,085)
Net increase (decrease) in net assets resulting from shares of beneficial interest	162,076,526	19,082,142	(1,510,356)

TOTAL INCREASE (DECREASE) IN NET ASSETS	163,532,880	19,612,610	(1,433,840)

NET ASSETS
Beginning of Period	25,493,142	5,880,532	7,314,372
End of Period	$189,026,022	$25,493,142	$5,880,532

SHARE ACTIVITY
Shares Sold	8,050,000	1,600,000	100,000
Shares Redeemed	(575,000)	(725,000)	(175,000)
Net increase (decrease) in shares of beneficial interest outstanding	7,475,000	875,000	(75,000)

(a)	For the period January 1, 2024 to September 30, 2024. The previous fiscal year end of the Fund was December 31.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025	For the Period Ended September 30, 2024 (a)
FROM OPERATIONS:
Net investment income	$655,339	119,893
Net realized loss on investments and foreign currency transactions	(2,748,907)	(254,700)
Net realized gain on in-kind redemptions	15,260,590	4,836,660
Net change in unrealized appreciation on investments and foreign currency translations	1,773,195	1,328,793
Net increase in net assets resulting from operations	14,940,217	6,030,646

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(213,864)	(4,466)
Decrease in net assets resulting from distributions to shareholders	(213,864)	(4,466)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	122,113,092	56,923,270
Payments for shares redeemed	(60,164,267)	(24,074,126)
Net increase in net assets resulting from shares of beneficial interest	61,948,825	32,849,144

TOTAL INCREASE IN NET ASSETS	76,675,178	38,875,324

NET ASSETS
Beginning of Period	38,875,324	-
End of Period	$115,550,502	38,875,324

SHARE ACTIVITY
Shares Sold	3,350,000	1,950,000
Shares Redeemed	(1,580,000)	(790,000)
Net increase in shares of beneficial interest outstanding	1,770,000	1,160,000

(a)	Fund commenced operations on November 28, 2023.

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Year Ended September 30, 2025	For the Period Ended September 30, 2024 *		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period Ended December 31, 2020 (1)
Net asset value, beginning of period	$22.17	$21.38		$20.90	$23.85	$24.07	$25.00

Income from investment operations:
Net investment income (2)	1.12	0.87		1.12	0.24	0.79	0.71
Net realized and unrealized gain (loss) on investments	(0.16)	0.73		0.52	(2.93)	(0.13)	(0.91)
Total from investment operations	0.96	1.60		1.64	(2.69)	0.66	(0.20)

Less distributions from:
Net investment income	(1.21)	(0.81)		(1.16)	(0.26)	(0.81)	(0.72)
Return of capital	-	-		-	-	(0.07)	(0.01)
Total distributions	(1.21)	(0.81)		(1.16)	(0.26)	(0.88)	(0.73)

Net asset value, end of period	$21.92	$22.17		$21.38	$20.90	$23.85	$24.07

Total return (3)	4.51%	7.67	%(4)	8.13%	(11.31)%	2.79%	(0.70	)%(4)

Net assets, at end of period (000s)	$189,026	$25,493		$5,881	$7,314	$10,134	$12,635

Ratio of gross expenses to average net assets (6,9)	0.72%	2.70	%(5)	3.27%	2.73%	1.94%	1.91	%(5)
Ratio of net expenses to average net assets (6)	0.60%	0.60	%(5)	0.60%	0.60%	0.60%	0.60	%(5)
Ratio of net investment income to average net assets (7)	5.12%	5.31	%(5)	5.38%	1.10%	3.28%	3.17	%(5)
Portfolio Turnover Rate (8)	278%	0	%(4)	547%	439%	255%	561	%(4)

(1)	The Fund commenced operations on January 21, 2020.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)
(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
*	For the period January 1, 2024 to September 30, 2024. The previous fiscal year end of the Fund was December 31.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the Year Ended September 30, 2025	For the Period Ended September 30, 2024 (1)
Net asset value, beginning of period	$33.51	$25.00

Income from investment operations:
Net investment income (2)	0.33	0.15
Net realized and unrealized gain on investments	5.74	8.38
Total from investment operations	6.07	8.53

Less distributions from:
Net investment income	(0.14)	(0.02)
Total distributions	(0.14)	(0.02)

Net asset value, end of period	$39.44	$33.51

Total return (3)	18.16%	34.12	%(4)

Net assets, at end of period (000s)	$115,551	$38,875

Ratio of gross expenses to average net assets (6)	0.97%	1.63	%(5)
Ratio of net expenses to average net assets	0.75%	0.75	%(5)
Ratio of net investment income to average net assets	0.91%	0.60	%(5)
Portfolio Turnover Rate (7)	324%	308	%(4)

(1)	The Fund commenced operations on November 28, 2023.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes to financial statements.

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1.	ORGANIZATION

The Counterpoint High Yield Trend ETF and the Counterpoint Quantitative Equity ETF (each a “Fund” and collectively the “Funds”), are each a diversified series of Northern Lights Fund Trust III (the “Trust”), a trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Counterpoint High Yield Trend ETF is to seek to provide investment results that equals or exceeds, before fees and expenses, the performance of the CP High Yield Trend Index (the “Index”). The investment objective of the Counterpoint Quantitative Equity ETF is to seek long-term capital appreciation. The Counterpoint High Yield Trend ETF commenced operations on January 21, 2020 and the Counterpoint Quantitative Equity ETF commenced operations on November 28, 2023. At a meeting of the Audit Committee of the Board of Trustees (the “Board”) held on August 21, 2024, the fiscal year end of the Counterpoint High Yield Trend ETF was moved to September 30. The Counterpoint High Yield Trend ETF is a “fund of funds” in that the Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect either Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

securities. Short‐term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for the Funds investments measured at fair value:

Counterpoint High Yield Trend ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$188,580,015	$-	$-	$188,580,015
Collateral for Securities Loaned	15,684,100	-	-	15,684,100
Total	$204,264,115	$-	$-	$204,264,115

Counterpoint Quantitative Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$115,214,063	$-	$-	$115,214,063
Total	$115,214,063	$-	$-	$115,214,063

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in a bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. A Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statements of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statements of Operations.

Underlying Funds Risk – ETFs in which a Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Funds are higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Funds.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; tariffs and trade wars, climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of a Fund. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Funds holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions taken in the Counterpoint High Yield Trend ETF’s December 31, 2022 to December 31, 2023 tax returns, the Funds’ September 30, 2024, tax returns or expected to be taken in the Funds’ September 30, 2025, year-end tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the period ended September 30, 2025, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), for the Funds were as follows:

	Purchases	Sales
Counterpoint High Yield Trend ETF	$312,976,862	$290,388,273
Counterpoint Quantitative Equity ETF	$233,975,932	$233,282,386

For the year ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
Counterpoint High Yield Trend ETF	$172,674,231	$10,910,408
Counterpoint Quantitative Equity ETF	$121,643,664	$60,267,478

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Funds, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages each Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Counterpoint High Yield Trend ETF pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the Counterpoint Quantitative Equity ETF pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. For the year ended September 30, 2025, the Adviser earned advisory fees of $535,286 and $465,893 for the Counterpoint High Yield Trend ETF and Counterpoint Quantitative Equity ETF, respectively.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least February 1, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes and extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.60% and 0.75% of the Counterpoint High Yield Trend ETF’s and the Counterpoint Quantitative Equity ETF’s average daily net assets, respectively. During the year ended September 30, 2025, the Adviser waived fees pursuant to the waiver agreement in the amount of $124,288 and $161,504 for the Counterpoint High Yield Trend ETF and Counterpoint Quantitative Equity ETF, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the waiver agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

reimbursement arrangement at any time upon 60 days’ written notice to the Adviser. As of September 30, 2025, the total amount of expense reimbursement subject to recapture for the Funds were as follows:

Fund	December 31, 2026	September 30, 2027	September 30, 2028	Total
Counterpoint High Yield Trend ETF	$188,773	$165,954	$124,288	$479,015
Counterpoint Quantitative Equity ETF	-	175,803	161,504	337,307

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Funds have adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds which are included in the chief compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds which are included in the printing and postage expenses in the Statements of Operations.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Counterpoint High Yield Trend ETF	$202,318,030	$5,638,011	$(3,691,926)	$1,946,085
Counterpoint Quantitative Equity ETF	$112,112,065	$4,917,479	$(1,815,481)	$3,101,998

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

6.	DISTRIBUTIONS TO SHAREHOLDER AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the periods ended September 30, 2025, and September 30, 2024, were as follows:

For the year ended September 30, 2025:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Counterpoint High Yield Trend ETF	$5,815,368	$-	$-	$5,815,368
Counterpoint Quantitative Equity ETF	213,864	-	-	213,864

For the period ended September 30, 2024:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Counterpoint High Yield Trend ETF	$452,143	$-	$-	$452,143
Counterpoint Quantitative Equity ETF	4,466	-	-	4,466

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/(Deficits)
Counterpoint High Yield Trend ETF	$96,272	$-	$(332,913)	$(1,218,711)	$-	$1,946,085	$490,733
Counterpoint Quantitative Equity ETF	1,098,117	-	(2,589,016)	(972,765)	-	3,101,988	638,324

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(10) for the Counterpoint Quantitative Equity ETF.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
Counterpoint High Yield Trend ETF	$332,913
Counterpoint Quantitative Equity ETF	2,589,016

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring			Capital Loss Carry Forward
	Short-Term	Long-Term	Total	Utilized
Counterpoint High Yield Trend ETF	$1,203,517	$15,194	$1,218,711	$-
Counterpoint Quantitative Equity ETF	972,328	437	972,765	-

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions for the Funds for the fiscal year ended September 30, 2025, as follows:

	Paid In Capital	Accumulated Earnings (Losses)
Counterpoint High Yield Trend ETF	$80,313	$(80,313)
Counterpoint Quantitative Equity ETF	15,284,169	(15,284,169)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Counterpoint High Yield Trend ETF only in Creation Unit size aggregations of 25,000 shares. Shares are created and redeemed by the Counterpoint Quantitative ETF only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the relevant Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fund	Fixed Fee	Variable Charge
Counterpoint High Yield Trend ETF	$200	2.00	%*
Counterpoint Quantitative Equity ETF	$300	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the year ended September 30, 2025, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
Counterpoint High Yield Trend ETF	$19,000	$-
Counterpoint Quantitative Equity ETF	$27,300	$-

8.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with Mitsubishi UFJ Trust and Banking Corporation, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The Securities Lending Agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The Funds have the right under the terms of the Securities Lending Agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. The Funds could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of September 30, 2025:

	Collateral	Overnight and Continuous	Up to 30 Days	30-90 days	Greater than 90 days	Total
Counterpoint High Yield Trend ETF	Fidelity Investments Money Market Government Portfolio, Institutional Class	$15,684,100	$-	$-	$-	$15,684,100

At September 30, 2025, the Funds loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Money Market Government Portfolio Institutional Class. Each Fund receives compensation relating to the lending of its securities as reflected in the Statements of Operations.

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Funds at September 30, 2025 were as follows.

Fair Value of Securities Loaned
Counterpoint High Yield Trend ETF	$15,341,837

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested. As of September 30, 2025, the total collateral for securities loaned was as follows:

Collateral for Securities Loaned
Counterpoint High Yield Trend ETF	$15,684,100

These amounts are offset by a liability recorded as “Securities lending collateral payable upon return” as shown on the Statements of Assets and Liabilities.

9.	DERIVATIVE TRANSACTIONS

As of September 30, 2025, the Funds did not invest in derivative instruments.

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended September 30, 2025.

Counterpoint High Yield Trend ETF
Contract type/ Primary Risk Exposure	Realized Loss On Swap Contracts	Change in Unrealized Depreciation On Swap Contracts
Equity Contracts/Equity Price Risk	$(182,866)	$(238,236)

COUNTERPOINT ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The notional value of the derivative instruments outstanding as of September 30, 2025, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of the control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, Counterpoint Tactical Equity Fund, an affiliate of the Counterpoint Quantitative Equity ETF, held 44.4% of the voting securities of the Counterpoint Quantitative Equity ETF.

11.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Counterpoint High Yield Trend ETF currently invests a portion of its assets in the underlying investment companies mentioned in the table below. The Counterpoint High Yield Trend ETF may redeem its investments in these underlying investment companies at any time if the Adviser determines that it is in the best interest of the Counterpoint High Yield Trend ETF and its shareholders to do so. The performance of the Counterpoint High Yield Trend ETF will be directly affected by the performance of the underlying investment companies. The financial statements of the below mentioned investment companies, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Counterpoint High Yield Trend ETF financial statements. As of September 30, 2025, the percentage of the net assets invested in each underlying investment company were as follows.

Fund	Underlying Investment	% of Net Assets
Counterpoint High Yield Trend ETF	iShares Broad USD High Yield Corporate Bond ETF	39.9%
Counterpoint High Yield Trend ETF	iShares iBoxx High Yield Corporate Bond ETF	29.9%
Counterpoint High Yield Trend ETF	SPDR Bloomberg High Yield Bond ETF	30.0%

12.	NEW ACOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Counterpoint High Yield Trend ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Counterpoint High Yield Trend ETF (the Fund), including the schedule of investments, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for the year ended September 30, 2025, the period from January 1, 2024 to September 30, 2024 and for the year ended December 31, 2023, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for the year ended September 30, 2025, the period from January 1, 2024 to September 30, 2024, each of the three years in the period ended December 31, 2023 and for the period from January 21, 2020 to December 31, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for the year ended September 30, 2025, the period from January 1, 2024 to September 30, 2024 and for the year ended December 31, 2023, and the financial highlights for the year ended September 30, 2025, the period from January 1, 2024 to September 30, 2024, each of the three years in the period ended December 31, 2023 and for the period from January 21, 2020 to December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2025, by correspondence with the custodian, broker, or counterparty. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Counterpoint Mutual Funds, LLC investment companies since 2015.

Denver, Colorado

November 26, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Counterpoint Quantitative Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Counterpoint Quantitative Equity ETF (the Fund), including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, and statement of changes in net assets for the year ended September 30, 2025, and for the period from November 28, 2023 (commencement of operations) to September 30, 2024, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for the year ended September 30, 2025, and for the period from November 28, 2023 (commencement of operations) to September 30, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations, the changes in net assets and the financial highlights for the year ended September 30, 2025, and for the period from November 28, 2023 (commencement of operations) to September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Counterpoint Mutual Funds, LLC investment companies since 2015.

Denver, Colorado

November 26, 2025

COUNTERPOINT ETFs

ADDITIONAL INFORMATION (Unaudited)

September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Advisory Agreements – Counterpoint High Yield Trend ETF and Counterpoint Quantitative Equity ETF*

In connection with a meeting held on August 26-27, 2025, the Board, comprised entirely of Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Counterpoint Funds LLC (the “Adviser”) and the Trust, with respect to Counterpoint High Yield Trend ETF (“Counterpoint HYT ETF”), and Counterpoint Quantitative Equity ETF (“Counterpoint QE ETF”) (collectively, “Counterpoint ETFs”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to Counterpoint ETFs and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board acknowledged that the Adviser was established in 2014 and managed approximately $2.9 billion in assets. The Board reviewed the Adviser’s investment personnel, taking into consideration their education, financial industry experience and technology expertise. The Board remarked that the Adviser designed and reviewed a checklist daily to ensure each Counterpoint ETF’s compliance with the investment guidelines and trade restrictions of its prospectus. The Board commented that the Adviser utilized Bloomberg AIM to automate trade compliance functions, produce trade activity logs and perform pre- and post-trade compliance reports. The Board acknowledged that the Adviser was attentive to cybersecurity matters and focused on improving its cybersecurity protocols and procedures. The Board noted that the Adviser selected broker-dealers based on its review of quality of execution, trading costs and quality of service. The Board recognized that the Adviser did not use artificial intelligence models for operational procedures outside the investment research process and did not anticipate using artificial intelligence for those procedures in the future. The Board noted that the Adviser reported no regulatory, compliance or litigation issues since the most recent advisory agreement renewal.

The Board discussed that the Adviser used quantitative models built on the Adviser’s proprietary research of various combinations of variables to select investments.

The Board agreed that the Adviser dedicated adequate resources and technology to support the investment process, risk management and compliance for each of Counterpoint ETFs. The Board concluded that it could expect the Adviser to continue providing high quality service to each Counterpoint ETF and its respective shareholders.

Performance.

Counterpoint HYT ETF — The Board acknowledged that Counterpoint HYT ETF was a 2-star Morningstar rated fund that underperformed its peer group, Morningstar category, and benchmark across all periods. The Board observed that the Adviser attributed underperformance to shortcomings during the pandemic when signals were

COUNTERPOINT ETFs

ADDITIONAL INFORMATION (Unaudited) (Continued)

September 30, 2025

not timely received. The Board noted the Adviser had updated Counterpoint HYT ETF’s strategy to enable Counterpoint HYT ETF to move into treasury bills as a stop loss when interest rates increase. The Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint HYT ETF and its shareholders.

Counterpoint QE ETF — The Board noted that Counterpoint QE ETF outperformed its peer group, Morningstar category and benchmark across all periods. The Board acknowledged that Counterpoint QE ETF was in the top quartile for net returns and Sharpe ratio among its peer group and Morningstar category across all periods. The Board considered the Adviser attributed Counterpoint QE ETF’s outperformance to a favorable environment with exposure to value and momentum.

Fees and Expenses.

Counterpoint HYT ETF — The Board noted that the Adviser’s advisory fee and net expense ratio for Counterpoint HYT ETF were higher than the medians and averages of its peer group and Morningstar category but below the high of its peer group and Morningstar category. The Board acknowledged the Adviser’s explanation that the Adviser had not licensed the index used by Counterpoint HYT ETF to any other funds, which provided intellectual capital to Counterpoint HYT ETF. The Board noted the Adviser’s assertion that Counterpoint HYT ETF was actively managed unlike many funds in its peer group and Morningstar category. Given these considerations, the Board concluded that the advisory fee for Counterpoint HYT ETF was not unreasonable.

Counterpoint QE ETF — The Board observed that the advisory fee for Counterpoint QE ETF was lower than the median of the peer group and slightly higher than the average of the peer group and the median and average of the Morningstar category. The Board noted that the net expense ratio for Counterpoint QE ETF was higher than the averages and medians of its peer group and Morningstar category but below the high of its peer group and well below the high of its Morningstar category. The Board considered the Adviser’s assertion that Counterpoint QE ETF’s strategy offered research backed alpha while adhering to a strict risk management process. Given these considerations, the Board concluded that the advisory fee for Counterpoint QE ETF was not unreasonable.

Economies of Scale. The Board discussed whether economies of scale had been realized in connection with the advisory services provided to each Counterpoint ETF. The Board acknowledged the Adviser’s willingness to consider breakpoints in the future and the Adviser’s general concerns regarding capacity constraints with respect to certain Counterpoint ETFs. The Board considered the protection from higher fees offered to shareholders from the expense limitation agreements. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board recognized that the Adviser was managing both Counterpoint ETFs at a loss. The Board concluded that excessive profitability was therefore not a concern for the Adviser in connection with Counterpoint HYT ETF and Counterpoint QE ETF.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreements was in the best interests of each of Counterpoint ETF and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Counterpoint ETFs.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley Principal Executive Officer

Date:	12/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley Principal Executive Officer

Date:	12/2/2025

By	/s/ Richard Gleason
Richard Gleason Principal Financial Officer

Date:	12/2/2025